Pension and severance plans - Foreign plans, included in AOCI (Details 10) - Foreign plans - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Actuarial gain(loss)	¥ (1,206)	¥ (4,501)
Pension liability adjustments, pre-tax	(1,206)	(4,501)
Accumulated benefit obligations	¥ 24,189	¥ 25,936